Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents	€ 8,100	€ 8,183
Financial assets, classified as cash equivalents	5,304	4,816
Restricted cash	1	54
US Dollars
Cash and cash equivalents
Cash and cash equivalents	4,713	5,269
Financial assets, classified as cash equivalents	2,934
Euro
Cash and cash equivalents
Cash and cash equivalents	2,607	€ 2,402
Financial assets, classified as cash equivalents	€ 1,923